Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 1,809,154	$ 6,159,823
Short-term investments		1,400,000
Accounts receivable, net		110,582	281,585
Inventories		126,603	117,422
Prepayments and other current assets		979,406	68,830
Total Current Assets		4,472,038	6,677,660
Non-current assets:
Property and equipment, net		42,651	45,594
Other non-current assets		600,000
Total Non-current Assets		642,651	45,594
Total Assets		5,114,689	6,723,254
Currents Liabilities:
Short-term bank loans		139,595	247,969
Accounts payable		10,609	10,412
Contract liabilities		123,535	121,239
Accrued expenses and other current liabilities		108,856	158,931
Total Current Liabilities		382,595	538,551
Total Liabilities		382,595	538,551
Commitments and Contingencies (Note 12)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		7,250,577	6,664,624
Statutory reserves		89,685	89,685
Accumulated deficit		(2,560,347)	(522,851)
Accumulated other comprehensive loss		(49,526)	(48,180)
Total Shareholders’ Equity		4,732,094	6,184,703
Total Liabilities and Shareholders’ Equity		5,114,689	6,723,254
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	938	658
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	767	767
Related Party
Current assets
Advances to a related party		$ 46,293	$ 50,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.